Registration No.2-65245
                                                             File No. 811-2945

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-14


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  / X /

      PRE-EFFECTIVE AMENDMENT NO.                                        /   /

      POST-EFFECTIVE AMENDMENT NO.1                                      / X /


                          CENTENNIAL MONEY MARKET TRUST
       -----------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                6803 South Tucson Way, Englewood, Colorado 80112
       -----------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (303) 671-3200
        ----------------------------------------------------------------
                         (Registrant's Telephone Number)

                             Andrew J. Donohue, Esq.
                   Executive Vice President & General Counsel
                             OppenheimerFunds, Inc.
              Two World Trade Center, New York, New York 10048-0203
                                 (212) 323-0256
       -----------------------------------------------------------------
                     (Name and Address of Agent for Service)


Pursuant to Rule 429, this Registration Statement relates to shares previously registered by the Registrant on Form N-1A (Registration No. 2-65245; File No. 811-2945).

                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

                                  Front Cover
                                 Contents Page
                             Cross-Reference Sheet

                                    Part A

            Proxy Statement for Daily Cash Accumulation Fund, Inc.
                  Prospectus for Centennial Money Market Trust

                                    Part B

                      Statement of Additional Information

                                    Part C

                               Other Information
                                  Signatures
                                   Exhibits

                                   FORM N-14
                 CENTENNIAL MONEY MARKET TRUST ("Registrant")
                             Cross Reference Sheet


Part A of      Proxy Statement of Daily Cash
Form N-14      Accumulation Fund, Inc.("Daily Cash") and
               Prospectus of Registrant

Item No.       Heading and/or Title of Document
---------      --------------------------------------------------
1     (a)      Cross Reference Sheet
      (b)      Front Cover Page
      (c)      *
2     (a)      *
      (b)      Table of Contents
3     (a)      Comparative Fee Tables
      (b)      Synopsis
      (c)      Principal Risk Factors
4     (a)      Synopsis; Approval of the Reorganization; Comparison
               between Registrant and Daily Cash; Miscellaneous
      (b)      Approval of the Reorganization - Capitalization Table
5     (a)      Registrant's Prospectus; Comparison Between Registrant
               and Daily Cash
      (b)      *
      (c)      *
      (d)      *
      (e)      Miscellaneous
      (f)      Miscellaneous
6     (a)      Prospectus of Daily Cash; Annual Report of Daily Cash;
               Comparison Between Registrant and Daily Cash
      (b)      Miscellaneous
      (c)      *
      (d)      *
7     (a)      Synopsis; Information Concerning the Meeting
      (b)      *
      (c)      Synopsis; Information Concerning the Meeting
8     (a)      Proxy Statement
      (b)      *
9              *

Part B of
Form N-14
Item No.       Statement of Additional Information Heading
---------      -------------------------------------------
10             Cover Page
11             Table of Contents
12    (a)      Registrant's Statement of Additional Information
      (b)      *
      (c)      *
13    (a)      Statement of Additional Information about Daily Cash

      (b)      *
      (c)      *
14             Registrant's Statement of Additional Information;
               Statement of Additional Information about Daily Cash; Annual Report of Daily Cash at 12/31/96; Registrant's Annual Report at 6/30/97

Part C of
Form N-14
Item No.       Other Information Heading
---------      -------------------------
15             Indemnification
16             Exhibits
17             Undertakings

----------------
* Not Applicable or negative answer

                          INCORPORATION BY REFERENCE

     The following documents are hereby incorporated by reference in this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of Centennial Money Market Trust:

Part A: Proxy Statement for Daily Cash Accumulation Fund, Inc. and Prospectus for Centennial Money Market Trust - incorporated herein by reference to Registration Statement on Form N-14 of Centennial Money Market Trust filed August 16, 1997, as supplemented on October 1, 1997 pusuant to Rule 497.

      Prospectus of Centennial Money Market Trust dated October 1, 1997 - incorporated herein by reference to Registration Statement on Form N-1A of Centennial Money Market Trust filed September 18, 1997.

Part B: Form N-14 Statement of Additional Information of Centennial Money Market Trust dated October 1, 1997 - incorporated herein by reference to Registration Statement on Form N-14 of Centennial Money Market Trust filed August 16, 1997, as supplemented on October 1, 1997.

                         CENTENNIAL MONEY MARKET TRUST

                                   FORM N-14

                                    PART C

                              OTHER INFORMATION


Item 15.    Indemnification
--------    ---------------

      Reference is made to Section 12 of Article SEVENTH of Registrant's Restated Declaration of Trust dated February 26, 1986.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16.    Exhibits
--------    --------

      (1) Restated Declaration of Trust dated February 26, 1986: Filed with Registrant's Post-Effective Amendment No. 14, 10/28/88, and refiled with Registrant's Post-Effective Amendment No. 21, 10/28/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (2) By-Laws,  as amended  through June 26, 1990:  Filed with  Registrant's
Post-Effective Amendment No. 18, 10/31/91, and refiled with Registrant's Post-Effective Amendment No. 21, 10/28/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (3)   Not applicable

      (4) Agreement and Plan of Reorganization between Registrant and Daily Cash Accumulation Fund, Inc. dated as of June 24, 1997: Previously filed as Exhibit A to Part A of the Registrant's

Registration Statement on Form N-14, 8/16/97, and incorporated herein by reference.

      (5) Specimen Share Certificate of Registrant: Previously filed with the Registrant's Registration Statement on Form N-14, 8/16/97, and incorporated herein by reference.

      (6) Amended and Restated Investment Advisory Agreement dated October 22,1990, as amended on November 21, 1997: Filed herewith.

      (7) (i) General Distributor's Agreement dated October 13, 1992 between Registrant and Centennial Asset Management Corporation: Filed with Registrant's Post-Effective Amendment No. 20, 10/29/93, and incorporated herein by reference.

     (ii) Form of Centennial  Asset  Management  Corporation  Dealer  Agreement:
Filed with Post Effective Amendment No. 23 to the Registration Statement of Centennial Government Trust, (Reg. No. 2- 75812),11/1/94, and incorporated herein by reference.

     (iii)Sub-Distributor's Agreement dated May 28, 1993 between Centennial Asset Management Corporation and Oppenheimer Funds Distributor, Inc.: Filed with Registrant's Post-Effective Amendment No. 20,10/29/93, and incorporated herein by reference.

      (8)   Not applicable

      (9) Custodian Agreement dated October 28, 1981: Filed with Registrant's Post-Effective Amendment No. 4,1/5/83, and refiled with Registrant's Post-Effective Amendment No. 21, 10/28/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (10) Service Plan and Agreement under Rule 12b-1, dated as of August 24, 1993, between Registrant and Centennial Asset Management Corporation: Filed with Registrant's Post-Effective Amendment No. 20,10/29/93, and incorporated herein by reference.

      (11) Opinion and Consent of Counsel dated September 22,1981: Filed with Registrant's Pre-Effective Amendment No. 3, 9/29/81, and refiled with Registrant's Post-Effective Amendment No. 21, 10/28/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (12) (i) Tax Opinion and consent  addressed to Registrant  relating to the
Reorganization: Filed herewith.

     (ii) Tax Opinion and consent addressed to Daily Cash Accumulation Fund, Inc. relating to the Reorganization: Filed herewith.

      (13)  Not applicable

      (14) Consent of Auditors of Registrant and Daily Cash Accumulation Fund, Inc. : Previously filed with the Registrant's Registration Statement on Form N-14, 8/16/97, and incorporated herein by reference.

      (15)  Not applicable

      (16) Powers of Attorney: Filed with Registrant's Post- Effective Amendment No. 20, 10/29/93, and incorporated herein by reference. Powers of Attorney from
S. Freedman and B. Macaskill filed with Registrant's Post Effective Amendment No. 23, 10/8/96, and incorporated herein by reference. Power of Attorney from G. Bowen filed herewith.

      (17) (i) Declaration of Registrant under Rule 24f-2: Previously filed with the Registrant's Registration Statement on Form N-14, 8/16/97, and incorporated herein by reference.

            (ii) Financial Data Schedule of shares of Registrant: Previously filed with the Registrant's Registration Statement on Form N-14, 8/16/97, and incorporated herein by reference.

            (iii) Opinion of Management as to fairness of statement of results for Daily Cash Accumulation Fund, Inc. for period ended June 30, 1997:
Previously filed with the Registrant's Registration Statement on Form N-14, 8/16/97, and incorporated herein by reference.


Item 17.    Undertakings
--------    ------------

      (1)   Not applicable

      (2)   Not applicable

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of New York and State of New York on the 30th day of January, 1998.


                                    CENTENNIAL MONEY MARKET TRUST

                                    By:   /s/ James C. Swain*
                                          -------------------------
                                          James C. Swain, Chairman

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                  Title                               Date
----------                  -----                               ----

/s/ James C. Swain*         Chairman, Trustee and               January 30, 1998
------------------          Principal Executive Officer
James C. Swain

/s/ George C. Bowen*        Vice President, Trustee,            January 30, 1998
-------------------         Treasurer,
George C. Bowen             Assistant Secretary and
                            Principal Financial
                            and Accounting Officer

/s/ Robert G. Avis*         Trustee                             January 30, 1998
------------------
Robert G. Avis

/s/ William A. Baker*       Trustee                             January 30, 1998
--------------------
William A. Baker

/s/ Charles Conrad, Jr.*    Trustee                             January 30, 1998
----------------------
Charles Conrad, Jr.

/s/ Jon S. Fossel*          Trustee                             January 30, 1998
-----------------
Jon S. Fossel

/s/ Sam Freedman*           Trustee                             January 30, 1998
-----------------
Sam Freedman

/s/ Raymond J. Kalinowski*  Trustee                             January 30, 1998
-------------------------
Raymond J. Kalinowski

/s/ C. Howard Kast*         Trustee                             January 30, 1998
-----------------------
C. Howard Kast

/s/ Robert M. Kirchner*     Trustee                             January 30, 1998
-----------------------
Robert M. Kirchner

/s/Bridget A. Macaskill*    President, Trustee                  January 30, 1998
------------------------
Bridget A. Macaskill

/s/ Ned M. Steel*           Trustee                             January 30, 1998
----------------
Ned M. Steel

*By:/s/ Robert G. Zack
--------------------------------
Robert G. Zack, Attorney-in-Fact

                         CENTENNIAL MONEY MARKET TRUST

                                   FORM N-14

                               INDEX TO EXHIBITS


Exhibit
Number            Document
-------           ---------


16(6) Amended and Restated Investment Advisory Agreement dated October 22, 1990, as amended on November 21, 1997

16(12)(i)         Tax Opinion and consent addressed to Registrant

16(12)(ii)        Tax Opinion and consent addressed to Daily Cash
                  Accumulation Fund, Inc.

--------          Power of Attorney of George C. Bowen